Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 217	£ 250
Investment property	79	60
Intangible assets	3,091	3,177
Investments in joint ventures and associates	22	25
Deferred income tax assets	35	57
Financial assets – derivative financial instruments	32	43
Retirement benefit assets	499	581
Other financial assets	143	133
Income tax assets	41	41
Trade and other receivables	135	139
Total non-current assets	4,294	4,506
Current assets
Intangible assets – product development	947	975
Inventories	91	105
Trade and other receivables	1,050	1,139
Financial assets – derivative financial instruments	16	16
Income tax assets	15	9
Cash and cash equivalents (excluding overdrafts)	312	558
Total current assets	2,431	2,802
Assets classified as held for sale	2	16
Total assets	6,727	7,324
Non-current liabilities
Financial liabilities - borrowings	(1,094)	(1,144)
Financial liabilities - derivative financial instruments	(38)	(54)
Deferred income tax liabilities	(46)	(37)
Retirement benefit obligations	(44)	(61)
Provisions for other liabilities and charges	(15)	(14)
Other liabilities	(98)	(120)
Non-current liabilities	(1,335)	(1,430)
Current liabilities
Trade and other liabilities	(1,275)	(1,254)
Financial liabilities - borrowings	(67)	(86)
Financial liabilities - derivative financial instruments	(5)	(11)
Income tax liabilities	(32)	(43)
Provisions for other liabilities and charges	(25)	(85)
Total current liabilities	(1,404)	(1,479)
Total liabilities	(2,739)	(2,909)
Net assets	3,988	4,415
Equity
Share capital	174	179
Share premium	2,642	2,633
Treasury shares	(19)	(15)
Capital redemption reserve	33	28
Fair value reserve	(12)	(13)
Translation reserve	411	709
Retained earnings	745	881
Total equity attributable to equity holders of the company	3,974	4,402
Non-controlling interest	14	13
Total equity	£ 3,988	£ 4,415